Inventories - Summary of Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Classes of current inventories [abstract]
Raw materials and consumables	$ 12,551	$ 12,565
Finished goods	53,300	53,037
Total	$ 65,851	$ 65,602